TEMPLETON
LATIN AMERICA FUND


Annual Report


March 31, 1998


[LOGO] FRANKLIN TEMPLETON

PAGE


[LOGO] FRANKLIN TEMPLETON CELEBRATING OVER 50 YEARS


Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and to expect that mixed in with the good years can be some bad years. It's important to remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds, which are managed by many of the investment professionals he selected and trained.


[PHOTO OF MARK J. BEVERIDGE]

MARK R. BEVERIDGE, CFA, CIC
Portfolio Manager
Templeton Latin America Fund

PAGE


SHAREHOLDER LETTER


Your Fund's Objective: Templeton Latin America Fund seeks long-term capital appreciation by investing primarily in equity and debt securities of issuers in those Latin American countries listed in the Fund's prospectus.

Dear Shareholder:

We are pleased to bring you the annual report of Templeton Latin America Fund for the fiscal year ended March 31, 1998. During the first half of the period under review, Latin American equity markets generally performed well, as increased exports sparked a strong economic recovery throughout the region. However, during the latter half of the period, economic and stock market declines in Asia prompted concerns among some investors that Latin American currencies, especially Brazil's, would be attacked by speculators. Since most Latin American countries are economically linked to Brazil, many emerging-market investors reduced their exposure to the region. Although this drove down many Latin American stock markets, some of them rebounded toward the end of the 12 months under review. Within this environment, the Fund's Class I shares delivered a 12-month cumulative total return of 4.94%, as discussed in the Performance Summary on page 5.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 19 of this report.


CONTENTS

Shareholder Letter ...................  1

Performance Summaries
   Class I ...........................  5
   Class II ..........................  8
   Advisor Class ..................... 12

Financial Highlights &
Statement of Investments ............. 16

Financial Statements ................. 22

Notes to the Financial
Statements ........................... 25

Independent Auditor's Report ......... 29

Tax Designation ...................... 30



[GRAPH] PYRAMID

PAGE


INDUSTRY BREAKDOWN
Based on Total Net Assets
3/31/98

This chart shows in pie format the industry breakdown of the Fund's securities on March 31, 1998, based on total net assets


[PIE CHART]

Services                            21.4%
Materials                           21.3%
Energy                              19.6%
Finance                             17.3%
Consumer Goods                       8.1%
Multi-Industry                       6.1%
Capital Equipment                    3.6%
Other Net Assets                     2.6%

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
3/31/98

This chart shows in bar format the geopgraphic distribution breakdown of the Fund's securities on March 31, 1998, based on total net assets.

[BAR GRAPH]

Brazil                              46.7%
Mexico                              26.7%
Argentina                           12.2%
Chile                                3.5%
Peru                                 3.2%
Colombia                             2.3%
Venezuela                            2.3%
Ecuador                              0.5%
Other Net Assets                     2.6%

On March 31, 1998, Brazil was the Fund's largest geographic exposure. Even though the Brazilian government raised interest rates in an effort to protect its currency from devaluation, the Bovespa Index rose considerably, and the share price of our largest holding, Telecomunicacoes Brasileiras SA (Telebras), pfd., ADR, appreciated 27.2% during the fiscal year.(1) Due to moderate economic growth and benign inflation, Mexico's stock market also rose substantially, and we sold our shares of major retailer Cifra SA and food processor Herdez SA de CV at a gain. Although the Colombian equity market fell 14.0%, our holdings of Banco Ganadero SA, one of the country's largest banks, appreciated substantially and we sold them at a profit during the fiscal year.(2)

Despite the fact that Argentina boasts one of Latin America's fastest-growing economies and lowest inflation rates, the Asian currency crises affected it more than other Latin American countries. Remembering the nation's 1991 banking crisis and stock market collapse, many Argentineans were hesitant about investing. Consequently, Argentina's equity market did not rebound as well as many others in the region, and our relatively large exposure there hindered the Fund's performance.

Throughout the reporting period, we maintained a conservative, bottom-up approach in searching for undervalued equities. We did not attempt to match the weightings of our benchmark index (International Finance Corporation Investable Latin America Index), and regional allocation was simply a result of individual stock selection.


1. Price appreciation is measured in U.S. dollars.

2. Market return is measured in U.S. dollars.


2

PAGE


For example, we purchased shares of Carulla SA, ADR, the Colombian supermarket chain, which, in our opinion, should benefit if the standard of living continues to rise in Colombia. We also initiated a position in Unibanco Uniao de Bancos Brasileiros SA, GDR, a major Brazilian bank serving individuals and businesses, because we believe it has long-term growth potential.

Looking forward, we are optimistic about investment opportunities in Latin America. In our opinion, relatively low corporate debt and high foreign currency reserves may help Latin American countries avoid bankruptcy and support their currencies, despite the Asian turmoil. However, if these nations raise interest rates to shelter their currencies, it could dampen economic growth in the near future.

It is important to remember that investing in emerging markets concentrated in a single region involves special considerations, which may include risks related to market and currency volatility, adverse economic, social and political developments in the region and countries where investments are made, and the relatively small size and lesser liquidity of these markets. These special risks and other considerations are discussed in the Fund's prospectus. While short-term volatility can be disconcerting, declines of as much as 30% to 40% are not unusual in emerging markets. For example, the Mexican stock market has increased more than 183% in the last five years, but has suffered two declines of more than 10% during that time.(3)


  TOP 10 HOLDINGS
  3/31/98

  COMPANY,                                             % OF TOTAL
  INDUSTRY, COUNTRY                                    NET ASSETS
  -----------------                                    ----------
  Telecomunicacoes Brasileiras SA
  (Telebras), pfd., ADR
  Telecommunications, Brazil                                 4.5%

  Petrobras-Petroleo
  Brasileiro SA, pfd.
  Energy Sources, Brazil                                     4.2%

  Telecomunicacoes de Minas
  Gerais SA, pfd., B
  Telecommunications, Brazil                                 4.1%

  Banco Bradesco SA, pfd.
  Banking, Brazil                                            3.9%

  Banco Itau SA, pfd.
  Banking, Brazil                                            3.7%

  YPF Sociedad Anonima, ADR
  Energy Sources, Argentina                                  3.5%

  Telecomunicacoes de Sao Paulo
  SA (Telesp)
  Telecommunications, Brazil                                 3.1%

  DESC SA, B
  Multi-Industry, Mexico                                     2.9%

  Alfa SA de CV, A
  Multi-Industry, Mexico                                     2.7%

  Grupo Financiero Banamex
  Accival SA, B
  Banking, Mexico                                            2.7%



3. Source:Bloomberg. Market return is measured in local currency terms, and is based on quarterly percentage price change over the five-year period ended March 31, 1998.


                                                                               3

PAGE


Please remember this discussion reflects our views, opinions and portfolio holdings as of March 31, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

We thank you for your continued investment in the Fund, and would like to reaffirm our dedication and commitment to searching for the best possible Latin American securities for the Fund's portfolio.

Sincerely,




/s/ Mark R. Beveridge

Mark R. Beveridge, CFA, CIC
Portfolio Manager
Templeton Latin America Fund


4

PAGE


PERFORMANCE SUMMARY


CLASS I

Templeton Latin America Fund - Class I produced a 4.94% cumulative total return for the one-year period ended March 31, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include the initial sales charge. However, we have always managed the Fund with a long-term perspective, and encourage you to view your investments in the same way. As you can see from the table on page 7, the Fund delivered a cumulative total return of more than 32% since its inception on May 8, 1995.

The Fund's share price, as measured by net asset value, increased 38 cents ($0.38), from $12.34 on March 31, 1997, to $12.72 on March 31, 1998. During the
reporting period, shareholders received per-share distributions of 7 cents ($0.07) in income dividends, 1 cent ($0.01) in short-term capital gains, and 14 cents ($0.14) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.

The graph on page 6 compares the performance of the Fund's Class I shares since inception with the unmanaged International Finance Corporation Investable (IFCI) Latin America Index. This index


Past performance is not predictive of future results.

                                                                               5

PAGE


measures the total return of equities in seven Latin American countries (Argentina, Brazil, Chile, Colombia, Mexico, Peru, and Venezuela) as if they were in one market, and includes reinvested dividends. Please remember that the Fund's performance differs from that of an index because an index is not managed according to any investment strategy, does not contain cash (the Fund generally carries a certain percentage of cash at any given time), and includes no sales charges or management expenses. Of course, one cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


CLASS I
Total Return Index Comparison
$10,000 Investment (5/8/95 - 3/31/98)

       LINE GRAPH COMPARING PERFORMANCE OF TEMPLETON LATIN AMERICA FUND*
                        WITH IFCI LATER AMERICA INDEX**


The following line graph hypothetically compares the performance of the Templeton Latin America Fund Class I shares to that of the IFCI Latin America Index, based on a $10,000 investment from 5/8/95 to 3/31/98.

Total Return Index Comparison
                      Templeton Latin America Fund - Class I             IFCI Latin America Index
               ----------------------------------------------------------------------------------------
 5/ 8/95                              $9,425                                     $10,000
 5/31/95                              $9,453                                      $9,579
 6/30/95                              $9,406                                      $9,779
 7/31/95                              $9,482                                     $10,303
 8/31/95                              $9,604                                     $10,448
 9/29/95                              $9,632                                     $10,319
10/31/95                              $9,340                                      $9,332
11/30/95                              $9,284                                      $9,655
12/29/95                              $9,464                                      $9,842
 1/31/96                             $10,226                                     $10,802
 2/29/96                              $9,940                                     $10,205
 3/29/96                             $10,035                                     $10,369
 4/30/96                             $10,369                                     $10,894
 5/31/96                             $10,621                                     $11,192
 6/28/96                             $10,678                                     $11,391
 7/31/96                             $10,210                                     $10,889
 8/30/96                             $10,544                                     $11,185
 9/30/96                             $10,583                                     $11,401
10/31/96                             $10,277                                     $11,150
11/29/96                             $10,449                                     $11,237
12/31/96                             $10,567                                     $11,535
 1/31/97                             $11,586                                     $12,598
 2/28/97                             $12,230                                     $13,422
 3/31/97                             $11,865                                     $13,280
 4/30/97                             $12,221                                     $13,834
 5/30/97                             $12,606                                     $14,953
 6/30/97                             $13,425                                     $16,153
 7/31/97                             $14,205                                     $17,039
 8/29/97                             $13,396                                     $15,568
 9/30/97                             $14,302                                     $16,879
10/31/97                             $11,594                                     $13,736
11/28/97                             $11,661                                     $14,145
12/31/97                             $12,520                                     $14,912
 1/30/98                             $11,218                                     $13,186
 2/27/98                             $11,571                                     $13,838
 3/31/98                             $12,461                                     $14,748


THE HISTORICAL PERFORMANCE SHOWN PERTAINS ONLY TO THE FUND'S CLASS I SHARES. THE FUND OFFERS OTHER SHARE CLASSES SUBJECT TO DIFFERENT FEES AND EXPENSES, WHICH AFFECT THEIR PERFORMANCE. SEE THE PROSPECTUS FOR DETAILS.

* Includes the sales charge and represents the change in value of an investment over the period shown. Total return assumes reinvestment of dividends and capital gains at net asset value. Past performance is not predictive of future results.

** Source: Standard and Poor's(R) Micropal. Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.


Past performance is not predictive of future results.


6

PAGE


  CLASS I
  Periods ended 3/31/98

                                                                 SINCE
                                                               INCEPTION
                                                      1-YEAR   (5/8/95)
                                                      ------   --------
  Cumulative Total Return(1)                            4.94%    32.21%
  Average Annual Total Return(2)                       -1.07%     7.89%
  Value of $10,000 Investment(3)                      $9,893   $12,461


                                                     3/31/97   3/31/98
                                                     -------   -------

  One-Year Total Return(4)                             18.34%     4.94%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum 5.75% initial sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the maximum 5.75% initial sales charge.

4. One-year total return represents the change in value of an investment over the periods ended on the dates indicated and does not include the sales charge.

All calculations assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, the Fund's total returns would have been lower. After August 1, 1998, the fee waivers and expense reimbursements may be discontinued at any time upon notice to the Fund's Board of Trustees.


Past performance is not predictive of future results.


7

PAGE


CLASS II

Templeton Latin America Fund - Class II produced a 4.23% cumulative total return for the one-year period ended March 31, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include sales charges. However, we have always managed the Fund with a long-term perspective, and encourage you to view your investments in the same way. As you can see from the table on page 11, the Fund delivered a cumulative total return of more than 29% since its inception on May 8, 1995.

The Fund's share price, as measured by net asset value, increased 35 cents ($0.35), from $12.28 on March 31, 1997, to $12.63 on March 31, 1998. During the
reporting period, shareholders received per-share distributions of 1.26 cents ($0.0126) in income dividends, 1 cent ($0.01) in short-term capital gains, and 14 cents ($0.14) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.


Past performance is not predictive of future results.


8

PAGE


The graph on page 10 compares the performance of the Fund's Class II shares since inception with the unmanaged International Finance Corporation Investable
(IFCI) Latin America Index. This index measures the total return of equities in seven Latin American countries (Argentina, Brazil, Chile, Colombia, Mexico, Peru, and Venezuela) as if they were in one market, and includes reinvested dividends. Please remember that the Fund's performance differs from that of an index because an index is not managed according to any investment strategy, does not contain cash (the Fund generally carries a certain percentage of cash at any given time), and includes no sales charges or management expenses. Of course, one cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


Past performance is not predictive of future results.

                                                                               9

PAGE


CLASS II
Total Return Index Comparison
$10,000 Investment (5/8/95 - 3/31/98)

             LINE GRAPH COMPARING TEMPLETON LATIN AMERICA FUND*
            WITH IFCI LATIN AMERICAN INDEX**


The following line graph hypothetically compares the performance of the Templeton Latin America Fund Class II shares to that of the IFCI Latin America Index, based on a $10,000 investment from 5/8/95 to 3/31/98.

Total Return Index Comparison
                     Templeton Latin America Fund - Class II             IFCI Latin America Index
              -----------------------------------------------------------------------------------------
 5/ 8/95                             $9,901                                      $10,000
 5/31/95                             $9,911                                       $9,579
 6/30/95                             $9,861                                       $9,779
 7/31/95                             $9,941                                      $10,303
 8/31/95                             $10,059                                     $10,448
 9/29/95                             $10,089                                     $10,319
10/31/95                             $9,772                                       $9,332
11/30/95                             $9,713                                       $9,655
12/29/95                             $9,903                                       $9,842
 1/31/96                             $10,691                                     $10,802
 2/29/96                             $10,392                                     $10,205
 3/29/96                             $10,482                                     $10,369
 4/30/96                             $10,811                                     $10,894
 5/31/96                             $11,077                                     $11,192
 6/28/96                             $11,127                                     $11,391
 7/31/96                             $10,628                                     $10,889
 8/30/96                             $10,968                                     $11,185
 9/30/96                             $11,008                                     $11,401
10/31/96                             $10,688                                     $11,150
11/29/96                             $10,868                                     $11,237
12/31/96                             $10,972                                     $11,535
 1/31/97                             $12,034                                     $12,598
 2/28/97                             $12,696                                     $13,422
 3/31/97                             $12,315                                     $13,280
 4/30/97                             $12,666                                     $13,834
 5/30/97                             $13,061                                     $14,953
 6/30/97                             $13,904                                     $16,153
 7/31/97                             $14,706                                     $17,039
 8/29/97                             $13,863                                     $15,568
 9/30/97                             $14,786                                     $16,879
10/31/97                             $11,978                                     $13,736
11/28/97                             $12,038                                     $14,145
12/31/97                             $12,917                                     $14,912
 1/30/98                             $11,567                                     $13,186
 2/27/98                             $11,922                                     $13,838
 3/31/98                             $12,836                                     $14,748




THE HISTORICAL PERFORMANCE SHOWN PERTAINS ONLY TO THE FUND'S CLASS II SHARES. THE FUND OFFERS OTHER SHARE CLASSES SUBJECT TO DIFFERENT FEES AND EXPENSES, WHICH AFFECT THEIR PERFORMANCE. SEE THE PROSPECTUS FOR DETAILS.

* Includes all sales charges and represents the change in value of an investment over the period shown. Total return assumes reinvestment of dividends and capital gains at net asset value. Past performance is not predictive of future results.

** Source: Standard and Poor's(R) Micropal. Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.


Past performance is not predictive of future results.

10

PAGE


  CLASS II
  Periods ended 3/31/98
                                                                 SINCE
                                                               INCEPTION
                                                      1-YEAR   (5/8/95)
                                                      ------   --------

  Cumulative Total Return(1)                           4.23%    29.64%
  Average Annual Total Return(2)                       2.23%     9.00%
  Value of $10,000 Investment(3)                     $10,223   $12,836


                                                     3/31/97   3/31/98

  One-Year Total Return(4)                            17.62%     4.23%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1.0% initial sales charge and the 1.0% contingent deferred sales charge applicable to shares redeemed within 18 months of investment.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include all sales charges.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the dates indicated and does not include the sales charges.

All calculations assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, the Fund's total returns would have been lower. After August 1, 1998, the fee waivers and expense reimbursements may be discontinued at any time upon notice to the Fund's Board of Trustees.


Past performance is not predictive of future results.


                                                                              11

PAGE


ADVISOR CLASS

Templeton Latin America Fund - Advisor Class produced a 5.43% cumulative total return for the one-year period ended March 31, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any.

The Fund's share price, as measured by net asset value, increased 40 cents ($0.40), from $12.35 on March 31, 1997, to $12.75 on March 31, 1998. During the
reporting period, shareholders received per-share distributions of 10.83 cents ($0.1083) in income dividends, 1 cent ($0.01) in short-term capital gains, and 14 cents ($0.14) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.


Past performance is not predictive of future results.

12

PAGE


The graph on page 14 compares the performance of the Fund's Advisor Class shares since the Fund's inception with the unmanaged International Finance Corporation Investable (IFCI) Latin America Index. This index measures the total return of equities in seven Latin American countries (Argentina, Brazil, Chile, Colombia, Mexico, Peru, and Venezuela) as if they were in one market, and includes reinvested dividends. Please remember that the Fund's performance differs from that of an index because an index is not managed according to any investment strategy, does not contain cash (the Fund generally carries a certain percentage of cash at any given time), and includes no management expenses. Of course, one cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


Past performance is not predictive of future results.


                                                                              13

PAGE


ADVISOR CLASS
Table Return Index Comparison
$10,000 Investment (5/8/95-3/31/98)

              LINE GRAPH COMPARING TEMPLETON LATIN AMERICA FUND*
                        WITH IFCI LATIN AMERICA INDEX**



The following line graph hypothetically compares the performance of the Templeton Latin America Fund Advisor Class shares to that of the IFCI Latin America Index, based on a $10,000 investment from 5/8/95 to 3/31/98.

Total Return Index Comparison
                   Templeton Latin America Fund- Advisor Class          IFCI Latin America
                                                                               Index
              ----------------------------------------------------------------------------------
 5/ 8/95                             $10,000                                  $10,000
 5/31/95                             $10,030                                  $9,579
 6/30/95                             $9,980                                   $9,779
 7/31/95                             $10,060                                  $10,303
 8/31/95                             $10,190                                  $10,448
 9/29/95                             $10,220                                  $10,319
10/31/95                             $9,910                                   $9,332
11/30/95                             $9,850                                   $9,655
12/29/95                             $10,041                                  $9,842
 1/31/96                             $10,849                                  $10,802
 2/29/96                             $10,546                                  $10,205
 3/29/96                             $10,647                                  $10,369
 4/30/96                             $11,001                                  $10,894
 5/31/96                             $11,269                                  $11,192
 6/28/96                             $11,329                                  $11,391
 7/31/96                             $10,833                                  $10,889
 8/30/96                             $11,188                                  $11,185
 9/30/96                             $11,228                                  $11,401
10/31/96                             $10,904                                  $11,150
11/29/96                             $11,086                                  $11,237
12/31/96                             $11,212                                  $11,535
 1/31/97                             $12,293                                  $12,598
 2/28/97                             $12,986                                  $13,422
 3/31/97                             $12,608                                  $13,280
 4/30/97                             $12,995                                  $13,834
 5/30/97                             $13,411                                  $14,953
 6/30/97                             $14,280                                  $16,153
 7/31/97                             $15,119                                  $17,039
 8/29/97                             $14,260                                  $15,568
 9/30/97                             $15,232                                  $16,879
10/31/97                             $12,358                                  $13,736
11/28/97                             $12,430                                  $14,145
12/31/97                             $13,344                                  $14,912
 1/30/98                             $11,959                                  $13,186
 2/27/98                             $12,335                                  $13,838
 3/31/98                             $13,293                                  $14,748



THE HISTORICAL PERFORMANCE SHOWN PERTAINS ONLY TO THE FUND'S ADVISOR CLASS SHARES. THE FUND OFFERS OTHER SHARE CLASSES SUBJECT TO DIFFERENT FEES AND EXPENSES, WHICH AFFECT THEIR PERFORMANCE. SEE THE PROSPECTUS FOR DETAILS.

*Performance figures represent the change in value of an investment over the periods shown, assuming reinvestment of dividends and capital gains at net asset value. On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the Fund's Class I performance, excluding the effect of the Class I sales charge, but including the effect of Class I expenses, including Rule 12b-1 fees; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Past performance is not predictive of future results.

**Source: Standard and Poor's Micropal. Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.


Past performance is not predictive of future results.


14

PAGE


  ADVISOR CLASS
  Periods ended 3/31/98

                                                                 SINCE
                                                               INCEPTION
                                                     1-YEAR*   (5/8/95)*
                                                     -------   ---------

  Cumulative Total Return(1)                           5.43%    19.33%
  Average Annual Total Return(1)                       5.43%    15.42%
  Value of $10,000 Investment(2)                     $10,542    $13,293


                                                     3/31/97   3/31/98
                                                     -------   -------

  One-Year Total Return*(3)                           13.09%     5.43%


*On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the Fund's Class I performance, excluding the effect of the Class I sales charge, but including the effect of Class I expenses, including Rule 12b-1 fees; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative total return of Advisor Class shares was 19.32%.

1. Cumulative total return represents the change in value of an investment over the periods indicated. Average annual total return represents the average annual change in value of an investment over the periods indicated.

2. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

3. One-year total return represents the change in value of an investment over the periods ended on the dates indicated.

All calculations assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, the Fund's total returns would have been lower. After August 1, 1998, the fee waivers and expense reimbursements may be discontinued at any time upon notice to the Fund's Board of Trustees.


Past performance is not predictive of future results.


                                                                              15

PAGE


TEMPLETON LATIN AMERICA FUND
Financial Highlights

                                                                      YEAR ENDED MARCH 31,
                                                                --------------------------------
                                                                 1998         1997        1996+
                                                                --------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS I
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................     $12.34       $10.53      $10.00
                                                                --------------------------------
Income from investment operations:
 Net investment income......................................        .07          .06         .12
 Net realized and unrealized gains..........................        .53         1.86         .51
                                                                --------------------------------
Total from investment operations............................        .60         1.92         .63
                                                                --------------------------------
Less distributions from:
 Net investment income......................................       (.07)        (.08)       (.10)
 Net realized gains.........................................       (.15)        (.03)         --
                                                                --------------------------------
Total distributions.........................................       (.22)        (.11)       (.10)
                                                                --------------------------------
Net asset value, end of year................................     $12.72       $12.34      $10.53
                                                                ================================
Total Return*...............................................      4.94%       18.34%       6.37%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $28,714      $18,923      $5,150
Ratios to average net assets:
 Expenses...................................................      2.35%        2.35%       2.35%**
 Expenses, excluding waiver and payments by affiliate.......      2.57%        3.10%       4.02%**
 Net investment income......................................       .59%         .50%       1.71%**
Portfolio turnover rate.....................................     45.82%        3.72%          --
Average commission rate paid***.............................     $.0003       $.0003      $.0004

*Total return does not reflect sales commissions and is not annualized. **Annualized.
***Relates to purchases and sales of equity securities.
+For the period May 8, 1995 (commencement of operations) to March 31, 1996.
 16

PAGE

TEMPLETON LATIN AMERICA FUND
Financial Highlights

                                                                     YEAR ENDED MARCH 31,
                                                                ------------------------------
                                                                 1998        1997       1996+
                                                                ------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS II
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................    $12.28      $10.49      $10.00
                                                                ------------------------------
Income from investment operations:
 Net investment income (loss)...............................        --        (.01)        .08
 Net realized and unrealized gains..........................       .51        1.85         .48
                                                                ------------------------------
Total from investment operations............................       .51        1.84         .56
                                                                ------------------------------
Less distributions from:
 Net investment income......................................      (.01)       (.02)       (.07)
 Net realized gains.........................................      (.15)       (.03)         --
                                                                ------------------------------
Total distributions.........................................      (.16)       (.05)       (.07)
                                                                ------------------------------
Net asset value, end of year................................    $12.63      $12.28      $10.49
                                                                ==============================
Total Return*...............................................     4.23%      17.62%       5.67%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $7,170      $3,524      $1,351
Ratios to average net assets:
 Expenses...................................................     3.00%       3.00%       3.00%**
 Expenses, excluding waiver and payments by affiliate.......     3.22%       3.84%       4.67%**
 Net investment income (loss)...............................    (.01)%      (.15)%       1.14%**
Portfolio turnover rate.....................................    45.82%       3.72%          --
Average commission rate paid***.............................    $.0003      $.0003      $.0004

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
***Relates to purchases and sales of equity securities.
+For the period May 8, 1995 (commencement of operations) to March 31, 1996.
                                                                              17

PAGE

TEMPLETON LATIN AMERICA FUND
Financial Highlights

                                                                YEAR ENDED MARCH 31,
                                                                ---------------------
                                                                 1998          1997+
                                                                ---------------------
PER SHARE OPERATING PERFORMANCE - ADVISOR CLASS
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................    $12.35         $10.92
                                                                ---------------------
Income from investment operations:
 Net investment income......................................       .07            .02
 Net realized and unrealized gains..........................       .59           1.41
                                                                ---------------------
Total from investment operations............................       .66           1.43
                                                                ---------------------
Less distributions from:
 Net investment income......................................      (.11)            --
 Net realized gains.........................................      (.15)            --
                                                                ---------------------
Total distributions.........................................      (.26)            --
                                                                ---------------------
Net asset value, end of year................................    $12.75         $12.35
                                                                =====================
Total Return*...............................................     5.43%         13.09%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................      $139            $71
Ratios to average net assets:
 Expenses...................................................     2.00%          2.00%**
 Expenses, excluding waiver and payments by affiliate.......     2.22%          2.08%**
 Net investment income......................................      .45%           .82%**
Portfolio turnover rate.....................................    45.82%          3.72%
Average commission rate paid***.............................    $.0003         $.0003

*Total return is not annualized.
**Annualized.
***Relates to purchases and sales of equity securities.
+For the period January 2, 1997 (effective date) to March 31, 1997.


                       See Notes to Financial Statements.
 18

PAGE

TEMPLETON LATIN AMERICA FUND
STATEMENT OF INVESTMENTS, MARCH 31, 1998

                                                                   COUNTRY          SHARES           VALUE
                                                                   ---------------------------------------
COMMON STOCKS 59.7%
AUTOMOBILES 2.6%
Sanluis Corporacion SA de CV................................       Mexico             186,100     $   941,642
                                                                                                  -----------
BANKING 7.0%
Credicorp Ltd...............................................        Peru               22,748         366,812
*Grupo Financiero Banamex Accival SA, B.....................       Mexico             386,000         983,353
Nortel Inversora SA, ADR....................................      Argentina            22,000         635,250
Unibanco Uniao de Bancos Brasileiros SA, GDR................       Brazil              14,700         532,875
                                                                                                  -----------
                                                                                                    2,518,290
                                                                                                  -----------
BUILDING MATERIALS & COMPONENTS 4.2%
Cementos Diamante SA, ADR, 144A.............................      Colombia             50,100         419,588
*Cemex SA, B................................................       Mexico             140,800         760,366
*Mirgor Comercial Industrial Financiera Inmobiliari, ADR,
  144A......................................................      Argentina           160,400         336,840
                                                                                                  -----------
                                                                                                    1,516,794
                                                                                                  -----------
CONSTRUCTION & HOUSING .6%
Empresas ICA Sociedad Controladora SA, ADR..................       Mexico              17,100         205,200
                                                                                                  -----------
ENERGY SOURCES 6.9%
Perez Companc SA, B.........................................      Argentina            80,254         543,401
Transportadora de Gas del Sur SA, ADR, B....................      Argentina            57,500         672,031
YPF Sociedad Anonima, ADR...................................      Argentina            36,900       1,254,600
                                                                                                  -----------
                                                                                                    2,470,032
                                                                                                  -----------
FOOD & HOUSEHOLD PRODUCTS 3.2%
*Industrias Bachoco SA, ADR.................................       Mexico              46,200         773,850
Panamerican Beverages Inc., A...............................       Mexico               9,600         385,200
                                                                                                  -----------
                                                                                                    1,159,050
                                                                                                  -----------
FOREST PRODUCTS & PAPER 5.2%
Aracruz Celulose SA, ADR....................................       Brazil              54,850         822,750
*Empaques Ponderosa SA de CV, B.............................       Mexico           1,042,100         819,684
Maderas Y Sinteticos SA, ADR................................        Chile              22,100         227,906
                                                                                                  -----------
                                                                                                    1,870,340
                                                                                                  -----------
INDUSTRIAL COMPONENTS .6%
Madeco Manufacturera de Cobre SA, ADR.......................        Chile              12,100         209,481
                                                                                                  -----------
MERCHANDISING 1.2%
Carulla SA, ADR.............................................      Colombia            141,600         424,800
                                                                                                  -----------
METALS & MINING 6.4%
Companhia Siderurgica Nacional..............................       Brazil          30,116,800         892,340
Grupo Mexico SA de CV, B....................................       Mexico             240,000         780,465
*Industrias Penoles SA......................................       Mexico             155,000         645,985
                                                                                                  -----------
                                                                                                    2,318,790
                                                                                                  -----------

                                                                              19

PAGE


TEMPLETON LATIN AMERICA FUND
STATEMENT OF INVESTMENTS, MARCH 31, 1998 (CONT.)

                                                                   COUNTRY          SHARES           VALUE
                                                                   ---------------------------------------
COMMON STOCKS (CONT.)
MULTI-INDUSTRY 6.1%
Alfa SA de CV, A............................................       Mexico             175,500     $   988,965
DESC SA, B..................................................       Mexico             141,700       1,031,392
La Cemento Nacional CA, GDR.................................       Ecuador                820         147,600
La Cemento Nacional CA, GDR, 144A...........................       Ecuador                200          36,000
                                                                                                  -----------
                                                                                                    2,203,957
                                                                                                  -----------
REAL ESTATE 2.6%
Inversiones y Representacion SA.............................      Argentina           252,666         955,221
                                                                                                  -----------
TELECOMMUNICATIONS 7.4%
Telecomunicacoes de Sao Paulo SA (Telesp)...................       Brazil           4,415,687       1,099,019
Telefonica del Peru SA, B...................................        Peru              369,600         790,919
Telefonos de Mexico SA (Telmex), L, ADR.....................       Mexico              13,500         761,063
                                                                                                  -----------
                                                                                                    2,651,001
                                                                                                  -----------
TRANSPORTATION 1.5%
*Transportacion Maritima Mexicana SA de CV, A, ADR..........       Mexico              38,400         254,400
*Transportacion Maritima Mexicana SA de CV, L, ADR..........       Mexico              36,900         285,975
                                                                                                  -----------
                                                                                                      540,375
                                                                                                  -----------
UTILITIES ELECTRICAL & GAS 4.2%
*Centrais Eletricas Brasileiras SA (Eletrobras), ADR........       Brazil              30,800         715,114
Electricidad de Caracas.....................................      Venezuela           861,400         812,487
                                                                                                  -----------
                                                                                                    1,527,601
                                                                                                  -----------
TOTAL COMMON STOCKS (COST $21,138,915)......................                                       21,512,574
                                                                                                  -----------
PREFERRED STOCKS 37.7%
Banco Bradesco SA, pfd......................................       Brazil         137,460,830       1,420,487
Banco Itau SA, pfd..........................................       Brazil           2,101,900       1,349,445
Ceval Alimentos SA, pfd.....................................       Brazil          72,700,000         396,412
Cia Brasileira de Petroleo Ipiranga, pfd....................       Brazil          39,710,000         565,764
Cia Energetica de Minas Gerais, pfd., ADR...................       Brazil              18,000         873,840
Cia Vale do Rio Doce, pfd., ADR.............................       Brazil              27,000         648,256
Embotelladora Andina SA, pfd., ADR, B.......................        Chile              21,000         420,000
*Empresa Nacional de Comercio Redito Participacoe, pfd......       Brazil           1,561,000           6,041
*Ericsson Telecomunicacoes SA, pfd..........................       Brazil          13,054,000         422,486
Petrobras Distribuidora SA, pfd.............................       Brazil          38,046,000         677,570
Petrobras-Petroleo Brasileiro SA, pfd.......................       Brazil           6,358,900       1,515,555
Sociedad Quimica y Minera de Chile SA, pfd., ADR............        Chile               9,100         400,400
Telecomunicacoes Brasileiras SA (Telebras), pfd., ADR.......       Brazil              12,550       1,629,147
Telecomunicacoes de Minas Gerais SA, pfd., B................       Brazil           9,036,520       1,486,152

 20

PAGE


TEMPLETON LATIN AMERICA FUND
STATEMENT OF INVESTMENTS, MARCH 31, 1998 (CONT.)

                                                                   COUNTRY          SHARES           VALUE
                                                                   ---------------------------------------
PREFERRED STOCKS (CONT.)
Usinas Siderurgicas De Minas Gerais SA, pfd.................       Brazil             108,700     $   879,504
Weg SA, pfd.................................................       Brazil           1,332,900         890,905
                                                                                                  -----------
TOTAL PREFERRED STOCKS (COST $13,345,982)...................                                       13,581,964
                                                                                                  -----------
TOTAL INVESTMENTS (COST $34,484,897) 97.4%..................                                       35,094,538
OTHER ASSETS, LESS LIABILITIES 2.6%.........................                                          928,515
                                                                                                  -----------
TOTAL NET ASSETS 100.0%.....................................                                      $36,023,053
                                                                                                  ===========

*Non-income producing.
                       See Notes to Financial Statements.
                                                                              21

PAGE



TEMPLETON LATIN AMERICA FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998

Assets:
 Investments in securities, at value (cost $34,484,897).....    $35,094,538
 Cash.......................................................        342,130
 Receivables:
  Investment securities sold................................        420,186
  Fund shares sold..........................................        182,606
  Dividends and interest....................................        151,522
 Organization costs.........................................         36,429
 Other assets...............................................         19,785
                                                                -----------
      Total assets..........................................     36,247,196
                                                                -----------
Liabilities:
 Payables:
  Investment securities purchased...........................          6,388
  Fund shares redeemed......................................        115,005
  To affiliates.............................................         42,068
 Distributions to shareholders..............................            785
 Accrued expenses...........................................         59,897
                                                                -----------
      Total liabilities.....................................        224,143
                                                                -----------
Net assets, at value........................................    $36,023,053
                                                                ===========
Net assets consist of:
 Undistributed net investment income........................    $    10,641
 Net unrealized appreciation................................        609,641
 Accumulated net realized gain..............................         25,896
 Beneficial shares..........................................     35,376,875
                                                                -----------
Net assets, at value........................................    $36,023,053
                                                                ===========
CLASS I:
 Net asset value per share ($28,713,786 / 2,256,768 shares
   outstanding).............................................         $12.72
                                                                ===========
 Maximum offering price per share ($12.72 / 94.25%).........         $13.50
                                                                ===========
CLASS II:
 Net asset value per share ($7,169,924 / 567,719 shares
   outstanding)*............................................         $12.63
                                                                ===========
 Maximum offering price per share ($12.63 / 99.00%).........         $12.76
                                                                ===========
ADVISOR CLASS:
 Net asset value and maximum offering price per share
   ($139,343 / 10,932 shares outstanding)...................         $12.75
                                                                ===========

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
 22

PAGE

TEMPLETON LATIN AMERICA FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1998

Investment Income:
 (net of foreign taxes of $95,447)
 Dividends..................................................    $929,773
 Interest...................................................     123,777
                                                                --------
      Total investment income...............................                   $1,053,550
                                                                               ----------
Expenses:
 Management fees (Note 3)...................................     447,715
 Administrative fees (Note 3)...............................      53,726
 Distribution fees (Note 3)
  Class I...................................................     103,742
  Class II..................................................      58,876
 Transfer agent fees (Note 3)...............................      93,021
 Custodian fees.............................................      29,376
 Reports to shareholders....................................      81,600
 Registration and filing fees...............................      49,600
 Professional fees (Note 3).................................      16,690
 Trustees' fees and expenses................................       3,300
 Amortization of organization costs.........................      18,039
 Other......................................................         876
                                                                --------
      Total expenses........................................                      956,561
      Expenses waived/paid by affiliate (Note 3)............                      (77,600)
                                                                               ----------
          Net expenses......................................                      878,961
                                                                               ----------
            Net investment income...........................                      174,589
                                                                               ----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     495,691
  Foreign currency transactions.............................     (14,744)
                                                                --------
     Net realized gain......................................                      480,947
     Net unrealized depreciation on investments.............                     (939,995)
                                                                               ----------
Net realized and unrealized loss............................                     (459,048)
                                                                               ----------
Net decrease in net assets resulting from operations........                   $ (284,459)
                                                                               ==========

                       See Notes to Financial Statements.
                                                                              23

PAGE

TEMPLETON LATIN AMERICA FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 1998 AND 1997

                                                                   1998              1997
                                                                -----------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $   174,589       $    39,591
  Net realized gain from investments and foreign currency
    transactions............................................        480,947            25,594
  Net unrealized appreciation (depreciation) on
   investments..............................................       (939,995)        1,357,093
                                                                -----------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................       (284,459)        1,422,278
 Distributions to shareholders from:
  Net investment income:
   Class I..................................................       (162,244)          (47,435)
   Class II.................................................         (6,110)           (3,376)
   Advisor Class............................................         (1,395)               --
  Net realized gains:
   Class I..................................................       (369,781)          (20,552)
   Class II.................................................        (82,777)           (5,898)
   Advisor Class............................................         (1,637)               --
 Capital share transactions (Note 2):
   Class I..................................................     10,648,892        12,752,973
   Class II.................................................      3,764,207         1,850,205
   Advisor Class............................................            200            68,505
                                                                -----------------------------
    Net increase in net assets..............................     13,504,896        16,016,700
Net assets:
 Beginning of year..........................................     22,518,157         6,501,457
                                                                -----------------------------
 End of year................................................    $36,023,053       $22,518,157
                                                                =============================
Undistributed net investment income included in net assets:
 End of year................................................    $    10,641       $     3,128
                                                                =============================

                       See Notes to Financial Statements.
 24

PAGE

TEMPLETON LATIN AMERICA FUND
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Latin America Fund (the Fund) is a separate, diversified series of Templeton Global Investment Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation by investing primarily in equity and debt securities of issuers in Latin American countries. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Brazilian government has exercised and may continue to exercise substantial influence over the exchange of Brazilian currency. Under current Brazilian law, whenever there occurs a serious imbalance of Brazil's balance of payments or serious reasons to foresee the imminence of such an imbalance, Brazil's National Monetary Council may, for a limited period, impose restrictions on foreign capital remittances abroad. Exchange control regulations may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors. The Fund has investments in Brazilian companies with a value of approximately $17 million as of March 31, 1998.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

                                                                              25

PAGE


TEMPLETON LATIN AMERICA FUND
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. ORGANIZATION COSTS:

Organization costs are amortized on a straight line basis over five years.

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers three classes of shares: Class I, Class II, and Advisor Class shares. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At March 31, 1998, there was an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                                 YEAR ENDED MARCH 31,
                                                              -----------------------------------------------------------
                                                                         1998                              1997
                                                              -----------------------------------------------------------
                                                                SHARES         AMOUNT             SHARES        AMOUNT
                                                              -----------------------------------------------------------
CLASS I SHARES:
Shares sold.................................................   2,407,845    $ 32,334,164         1,760,552    $21,123,956
Shares issued on reinvestment of distributions..............      38,541         468,870             5,419         57,611
Shares redeemed.............................................  (1,723,469)    (22,154,142)         (721,346)    (8,428,594)
                                                              -----------------------------------------------------------
Net increase................................................     722,917    $ 10,648,892         1,044,625    $12,752,973
                                                              ===========================================================

 26

PAGE


TEMPLETON LATIN AMERICA FUND
Notes to Financial Statements (continued)

2. BENEFICIAL SHARES (CONT.)

                                                                              YEAR ENDED MARCH 31,
                                                              -----------------------------------------------------
                                                                       1998                           1997
                                                              -----------------------------------------------------
                                                               SHARES       AMOUNT            SHARES       AMOUNT
                                                              -----------------------------------------------------
CLASS II SHARES:
Shares sold.................................................   504,918    $ 6,603,184         173,080    $2,019,340
Shares issued on reinvestment of distributions..............     6,731         81,260             840         8,969
Shares redeemed.............................................  (230,870)    (2,920,237)        (15,804)     (178,104)
                                                              -----------------------------------------------------
Net increase................................................   280,779    $ 3,764,207         158,116    $1,850,205
                                                              =====================================================

                                                                              YEAR ENDED MARCH 31,
                                                              -----------------------------------------------------
                                                                       1998                           1997*
                                                              -----------------------------------------------------
                                                               SHARES       AMOUNT            SHARES       AMOUNT
                                                              -----------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold.................................................    93,506    $ 1,297,364           6,077    $   72,544
Shares issued on reinvestment of distributions..............       244          3,006              --            --
Shares redeemed.............................................   (88,577)    (1,300,170)           (318)       (4,039)
                                                              -----------------------------------------------------
Net increase................................................     5,173    $       200           5,759    $   68,505
                                                              =====================================================

*Effective date of Advisor Class shares was January 2, 1997.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TICI of 1.25% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

ANNUALIZED
FEE RATE                   AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

TICI and FT Services agreed in advance to reduce fees to the extent necessary to limit total expenses to an annual rate of 2.35%, 3.00%, and 2.00% of the Fund's average daily net assets of Class I, Class II and Advisor Class shares, respectively, through August 1, 1998.

                                                                              27

PAGE


TEMPLETON LATIN AMERICA FUND
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund reimburses Distributors up to 0.35% and 1.00% per year of the average daily net asset of Class I and Class II shares, respectively, for costs incurred in marketing the Fund's Class I and Class II shares. Under the Class I distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At March 31, 1998, unreimbursed costs were $214,970. Distributors paid net commissions on sales of Fund shares and received contingent deferred sales charges for the period of $75,850 and $6,014, respectively.

Included in professional fees are legal fees of $5,963 that were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

At March 31, 1998, the net unrealized appreciation based on the cost of investments for income tax purposes of $34,488,864, was as follows:

Unrealized appreciation.....................................  $ 3,227,893
Unrealized depreciation.....................................   (2,622,219)
                                                              -----------
Net unrealized appreciation.................................  $   605,674
                                                              ===========

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended March 31, 1998 aggregated $29,260,778 and $14,823,594, respectively.

 28

PAGE



TEMPLETON LATIN AMERICA FUND
Independent Auditor's Report

THE BOARD OF TRUSTEES AND SHAREHOLDERS
TEMPLETON LATIN AMERICA FUND

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton Latin America Fund as of March 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Templeton Latin America Fund, as of March 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with generally accepted accounting principles.

McGLADREY & PULLEN LLP

New York, New York
April 24, 1998

                                                                              29

PAGE

TEMPLETON LATIN AMERICA FUND
Tax Designation

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates the following amounts as capital gain dividends for the fiscal year ended March 31, 1998:

         28% Rate Gain................................  $204,898
         20% Rate Gain................................   228,698
                                                        --------
         Total........................................  $433,596
                                                        ========

 30



PAGE


LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


FRANKLIN TEMPLETON GROUP


GLOBAL GROWTH
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global
 Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Franklin Templeton German
 Government Bond Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Global
 Currency Fund
Franklin Templeton Hard
 Currency Fund
Franklin Templeton High Income
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

FUND ALLOCATOR SERIES
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Floating Rate Trust
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)


*These funds are now closed to new accounts, with the exception of retirement plan accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.


                                                                           05/98


PAGE


TEMPLETON LATIN AMERICA FUND

AUDITORS
McGladrey & Pullen, LLP
555 Fifth Avenue
New York, New York 10017-2416

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585

SHAREHOLDER SERVICES
1-800-632-2301

FUND INFORMATION
1-800-342-5236

This report must be preceded or accompanied by a current prospectus of the Templeton Latin America Fund, which contains more complete information, including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

418 A98 5/98                                [LOGO] Printed on recycled paper